Unaudited Interim Condensed Consolidated Balance Sheets - USD ($)		Dec. 31, 2025	Jun. 30, 2025
Current Assets:
Cash and cash equivalents		$ 5,715,857	$ 101,535
Trade receivables		1,227,833	1,320,983
Deposits, prepayments and other current assets		180,345	172,299
Contract assets		405,318	571,982
Deferred initial public offering (“IPO”) costs			204,964
Total Current Assets		7,529,353	2,371,763
Non-Current Assets:
Property, plant and equipment, net		152,699	69,684
Right of use assets – operating lease		130,612	42,084
Cash surrender value of life insurance policies		56,081	55,587
Deferred tax assets, net			123
Total Non-current assets		339,392	167,478
Total Assets		7,868,745	2,539,241
Current Liabilities:
Trade payables		633,996	318,350
Other payables and accruals		105,540	139,528
Advance from customers		37,741	21,212
Bank borrowings		384,396	432,101
Current portion of operating lease liabilities		65,626	42,830
Loan payables			180,000
Current portion of finance lease liabilities		57,314	26,585
Income tax payable		308,371	316,724
Total Current Liabilities		1,592,984	1,477,330
Non-Current Liabilities:
Deferred tax liabilities, net		295
Operating lease liabilities		65,037
Finance lease liabilities		62,996	18,364
Total Non-Current Liabilities		128,328	18,364
Total Liabilities		1,721,312	1,495,694
Equity
Share capital (500,000,000 shares authorized, no-par value, 11,695,000 and 10,000,000 Class A shares issued and outstanding as of December 31, 2025 and June 30, 2025, respectively, 5,000,000 and 5,000,000 Class B shares issued and outstanding as of December 31, 2025 and June 30, 2025, respectively)	[1]	5,538,141	19,823
Subscription receivable		(19,801)	(19,801)
Additional paid-in capital		422,991
Retained earnings		120,106	1,021,335
Accumulated other comprehensive income (loss)		25,561	(12,642)
Capital and reserves attributable to equity holders of the Company		6,086,998	1,008,715
Non-controlling interests		60,435	34,832
Total Equity		6,147,433	1,043,547
Total Liabilities and Equity		$ 7,868,745	$ 2,539,241

[1]	Retrospectively presented for the effect of 15,000,000 shares issued on various dates between April 16, 2024 and November 18, 2024 in preparation of the Company’s initial public offering (Note 1).